Income taxes (Tables)	9 Months Ended
Mar. 31, 2022
Income taxes
Summary of taxation recognized in consolidated profit or loss

	For the three months ended		For the nine months ended
	March 31,		March 31,
	2021	2022	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000
Current tax
Provision for the period	42,395	54,289	138,572	179,268
Deferred tax
Origination and reversal of temporary differences	5,108	(1,371)	546	4,988
Income tax expense	47,503	52,918	139,118	184,256

Summary of reconciliation between tax expense and accounting profit at applicable tax rates

	For the three months ended		For the nine months ended
	March 31,		March 31,
	2021	2022	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000
Profit/(loss) before taxation	162,473	145,590	(1,401,479)	615,546
Notional tax on profit before taxation, calculated at the rates applicable to profits in the jurisdictions concerned	37,145	39,405	63,234	159,102
Tax effect of share-based compensation expenses and employee compensation expenses (Note 6(i))	8,496	4,067	62,590	16,667
Tax effect of other non-deductible expenses	505	751	5,420	2,413
Effect of preferential tax treatments on assessable profits of a subsidiary	(10,446)	(4,933)	(29,808)	(15,013)
Tax effect of exempted and non-taxable interest income	(2,681)	(900)	(4,206)	(3,005)
Tax effect of unused tax losses not recognized	27,995	12,067	55,188	22,160
Effect of deductible temporary differences not recognized/(utilized)	(13,511)	2,461	(13,300)	1,932
Actual tax expenses	47,503	52,918	139,118	184,256